Investments Accounted for Using the Equity Method	12 Months Ended
Mar. 31, 2021
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Investments Accounted for Using the Equity Method
(10) Investments accounted for using the equity method
Honda’s equity in affiliates and joint ventures as of March 31, 2020 and 2021 is as follows:

	Yen (millions)
	2020	2021
Investments accounted for using the equity method:
Affiliates	¥378,012	¥537,702
Joint ventures	277,463	353,300

Total	¥655,475	¥891,002

Honda’s equity of undistributed earnings:
Affiliates	¥293,489	¥198,432
Joint ventures	222,061	262,599

Total	¥515,550	¥461,031

Honda’s share of comprehensive income of affiliates and joint ventures for the years ended March 31, 2019, 2020 and 2021 is as follows:

	Yen (millions)
	2019	2020	2021
Profit for the year:
Affiliates	¥43,137	¥(434)	¥53,511
Joint ventures	185,690	164,637	219,223

Total	¥228,827	¥164,203	¥272,734

Other comprehensive income:
Affiliates	¥(13,150)	¥(5,758)	¥(1,197)
Joint ventures	(8,534)	(26,185)	33,457

Total	¥(21,684)	¥(31,943)	¥32,260

Comprehensive income for the year:
Affiliates	¥29,987	¥(6,192)	¥52,314
Joint ventures	177,156	138,452	252,680

Total	¥207,143	¥132,260	¥304,994

Investments accounted for using the equity method, Honda’s equity of undistributed earnings, profit for the year, other comprehensive income and comprehensive income for the year items include a joint venture that is material to the Company.

(Material joint venture)
Dongfeng Honda Automobile Co., Ltd. is a joint venture that is material to the Company. Dongfeng Honda Automobile Co., Ltd., located in Wuhan City, China, manufactures and sells automobile products. Honda and Dongfeng Motor Corporation each holds 50% equity stake in Dongfeng Honda Automobile Co., Ltd.

Summarized consolidated financial information of Dongfeng Honda Automobile Co., Ltd. as of March 31, 2020 and 2021 is as follows:

	Yen (millions)
	2020	2021
Current assets	¥347,462	¥687,417
Non-current assets	196,439	238,507

Total assets	543,901	925,924

Current liabilities	316,519	608,408
Non-current liabilities	28,229	32,860

Total liabilities	344,748	641,268

Total equity	¥199,153	¥284,657

Honda’s share of total equity ( 50%)	99,577	142,328
Equity method adjustments	(1,204)	(1,212)

Carrying amount of its interest in the joint venture	¥98,373	¥141,116

Cash and cash equivalents included in current assets	¥246,736	¥332,031
Financial liabilities (excluding trade payables and provisions) included in current liabilities	67,414	5,363
Summarized consolidated financial information of Dongfeng Honda Automobile Co., Ltd. for the years ended March 31, 2019, 2020 and 2021 is as follows:

	Yen (millions)
	2019	2020	2021
Sales revenue	¥1,696,651	¥1,516,160	¥2,201,051
Interest income	6,190	8,019	9,412
Depreciation and amortization	16,091	18,870	23,055
Income tax expense	58,504	48,622	65,102
Profit for the year	176,787	130,327	197,217
Other comprehensive income	(8,354)	(21,100)	25,462

Comprehensive income for the year	¥168,433	¥109,227	¥222,679

Comprehensive income for the year ( 50%)	84,217	54,614	111,340
Equity method adjustments	56	53	53

Honda’s share of comprehensive income for the year	¥84,273	¥54,667	¥111,393

Dividend from the joint venture to Honda	¥70,788	¥72,760	¥102,767

Combined financial information in respect of affiliates as of March 31, 2020 and 2021, and for the years ended March 31, 2019, 2020 and 2021 is as follows:

	Yen (millions)
For the year ended March 31, 2019	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total
Sales revenue	¥170,750	¥2,657,023	¥7,004	¥2,834,777
Profit for the year	8,654	143,833	766	153,253

	Yen (millions)
As of and for the year ended March 31, 2020	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total
Current assets	¥49,706	¥1,146,286	¥10,010	¥1,206,002
Non-current assets	28,071	1,083,789	21,565	1,133,425

Total assets	77,777	2,230,075	31,575	2,339,427

Current liabilities	21,337	587,533	2,681	611,551
Non-current liabilities	3,844	224,505	1,136	229,485

Total liabilities	25,181	812,038	3,817	841,036

Total equity	¥52,596	¥1,418,037	¥27,758	¥1,498,391

Sales revenue	¥160,557	¥2,505,819	¥7,342	¥2,673,718
Profit for the year	8,094	69,339	914	78,347

	Yen (millions)
As of and for the year ended March 31, 2021	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total
Current assets	¥54,369	¥1,458,252	¥11,813	¥1,524,434
Non-current assets	27,677	1,952,423	21,709	2,001,809

Total assets	82,046	3,410,675	33,522	3,526,243

Current liabilities	25,399	1,015,374	3,140	1,043,913
Non-current liabilities	3,167	616,924	1,180	621,271

Total liabilities	28,566	1,632,298	4,320	1,665,184

Total equity	¥53,480	¥1,778,377	¥29,202	¥1,861,059

Sales revenue	¥122,605	¥1,933,675	¥6,331	¥2,062,611
Profit for the year	2,552	2,593	843	5,988

Combined financial information in respect of joint ventures as of March 31, 2020 and 2021, and for the years ended March 31, 2019, 2020 and 2021 is as follows:

	Yen (millions)
For the year ended March 31, 2019	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total
Sales revenue	¥746,385	¥3,819,913	¥5,907	¥4,572,205
Profit for the year	54,230	316,491	433	371,154

	Yen (millions)
As of and for the year ended March 31, 2020	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total
Current assets	¥201,170	¥867,758	¥3,592	¥1,072,520
Non-current assets	114,106	373,274	661	488,041

Total assets	315,276	1,241,032	4,253	1,560,561

Current liabilities	181,772	766,635	1,190	949,597
Non-current liabilities	11,483	49,058	648	61,189

Total liabilities	193,255	815,693	1,838	1,010,786

Total equity	¥122,021	¥425,339	¥2,415	¥549,775

Sales revenue	¥791,250	¥3,483,024	¥6,413	¥4,280,687
Profit for the year	63,819	264,216	568	328,603

	Yen (millions)
As of and for the year ended March 31, 2021	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total
Current assets	¥221,524	¥1,548,875	¥4,120	¥1,774,519
Non-current assets	120,238	423,270	704	544,212

Total assets	341,762	1,972,145	4,824	2,318,731

Current liabilities	191,565	1,334,240	1,305	1,527,110
Non-current liabilities	17,035	61,312	879	79,226

Total liabilities	208,600	1,395,552	2,184	1,606,336

Total equity	¥133,162	¥576,593	¥2,640	¥712,395

Sales revenue	¥543,504	¥4,839,927	¥3,443	¥5,386,874
Profit for the year	33,115	403,088	174	436,377
The amounts of a joint venture that is material to the Company are included in above.

(Management Integration)
Through tender offers (the “Tender Offers”) targeting our affiliates accounted for using the equity method which are Keihin Corporation, Showa Corporation and Nissin Kogyo Co., Ltd. (collectively, the “Target Companies”) conducted by Honda from September 2, 2020 to October 15, 2020 and the subsequent procedures for demand for sale of shares pursuant to the provisions of Article 179 of the Company Law of Japan, Honda has obtained all of the common shares of the Target Companies (excluding the common shares of the Target Companies owned by Honda and treasury shares owned by the Target Companies) for the year ended March 31, 2021.
In accordance with the basic contract agreed between Hitachi, Ltd., Hitachi Automotive Systems, Ltd. (“Hitachi Automotive Systems”) which is a consolidated subsidiary of Hitachi, Ltd., the Target Companies and Honda on October 30, 2019 to conduct a management integration, agreements of absorption-type merger in which Hitachi Automotive Systems will be the surviving company, and the Target Companies will be the disappearing companies (the “Absorption-type Merger”) were respectively concluded between each of the Target Companies and Hitachi Automotive Systems on November 18, 2020.
In the Absorption-type Merger, common shares of the surviving company after the Absorption-type Merger (the “Integrated Company”) were allotted to Honda as the consideration for the merger, in a merger ratio where the number of voting rights of the Integrated Company held by Honda will account for 33.4% of the number of voting rights held by all shareholders of the Integrated Company. On January 1, 2021, the effective date of Absorption-type Merger, the Integrated Company became our affiliate accounted for using the equity method. As of the same date, the Integrated Company changed its name to “Hitachi Astemo, Ltd.”
Prior to the effective date of the Absorption-type Merger, in order to have the ratio of the total share value of the Target Companies to Hitachi Automotive Systems’ share value correspond to the above merger ratio, the share values of the Target Companies had been adjusted through acquisitions of treasury shares by the Target Companies.
For the year ended March 31, 2021, upon the successful completion of the Tender Offers for the Target Companies, the Company recognized reversal of impairment losses of ¥56,849 million which had been previously recognized on the investments in certain Target Companies accounted for using the equity method, based on quoted market values which had increased since the announcement of the Tender Offers. The reversal of impairment losses is included in share of profit of investments accounted for using the equity method in the consolidated statements of income and mainly included in the Automobile business segment.